SCHEDULE OF WARRANT LIABILITIES (Details) - USD ($)				12 Months Ended
	Aug. 29, 2022	Aug. 18, 2022	Jun. 16, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	May 23, 2022	Jan. 24, 2022
Issuance of Warrant				$ 363,932	$ 578,928
Warrant [Member]
Warrant liabilities, beginning balance				578,928	482,219	$ 1,389,643
Warrant shares exercised	$ (445,524)	$ (915,799)	$ (119,343)
Change in fair value of warrant liabilities for the year				(214,996)	96,709	(907,424)	(2,878,660)
Warrant liabilities, ending balance				$ 363,932	$ 578,928	$ 482,219	$ 1,389,643
Warrant [Member] | Initial Warrant [Member]
Issuance of Warrant									$ 915,644
Warrant [Member] | Second Warrant [Member]
Issuance of Warrant								$ 4,833,325